Expenses - Schedule of Staffing Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Staffing Expenses [Abstract]
Salaries, wages and bonus	$ 736,942	$ 775,319	$ 555,591
Contribution to a gratuity fund	8,394	29,774	30,606
EPF, ESIC and labor welfare fund	21,709	19,719	34,738
Staff welfare expenses	17,446	19,286	13,044
Total expenses	$ 784,492	$ 844,098	$ 633,979